Summary of Significant Accounting Policies - Schedule of Percent of Consolidated Revenue of Major Customers, Those Whose Total Represented 10% or More of Oil, Natural Gas and NGL Revenues (Parenthetical) (Details) - Sales Revenue - Customer Concentration Risk - Chevron U.S.A Inc
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk [Line Items]
Concentration risk, percentage		14.00%	16.00%
Maximum
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%